TCW/DW MID-CAP EQUITY TRUST     Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS May 31, 1998

DEAR SHAREHOLDER:

TCW/DW Mid-Cap Equity Trust performed strongly during the first half of its fiscal year, ended May 31, 1998. For that six-month period, the Fund's Class B shares produced a total return of 17.33 percent, compared to a return of 12.15 percent for the S&P Mid-Cap 400 Index and 8.82 percent for the Lipper Mid-Cap Funds Index. For the same period, the Fund's Class A, C and D shares had total returns of 17.74 percent, 17.22 percent and 17.91 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

Contributing to the Fund's outperformance of its benchmark index and peer group was its emphasis on mid-sized companies in the consumer, technology and health-care sectors, each of which performed strongly during most of the period under review.

THE MARKETPLACE

After realizing that the economic crisis in Asia would not have a major impact on the U.S. economy, investors pushed all the major equity indexes up in the first five months of 1998 to new records. Idyllic economic conditions, namely low unemployment, low interest rates and an absence of significant inflation, contributed to very high consumer confidence and impressive sales growth across several sectors in the economy. In fact, to the extent that Asia limited the Federal Reserve Board's need to push up rates, the crisis may have had a positive effect on the U.S. capital markets for the first four months of the year. For most of this period, mid-cap stocks participated in the stock market rally, but a valuation gap continued to exist when compared to large-cap stocks, because investors still were willing to pay a premium for the liquidity that large-caps provide.

The month of May showed a partial erosion in many of the positive trends evident in the first four months of 1998. Once again, the catalyst was Asia, where high unemployment in Korea, a relatively peaceful Indonesian revolution and an attack on the Russian currency caused a renewal of the same fears that led to the market's weakness last October.

TCW/DW MID-CAP EQUITY TRUST

In fact the symptoms of this panic were almost exactly the same with the largest, best-run companies holding their value while the market as a whole came under pressure. In other words, the premium investors were willing to pay for liquidity increased as events around the world created a jittery atmosphere.

TCW believes that investors' concerns may be misplaced and now is the time to be adding to small- and mid-cap weightings. What is different now from six months ago is that this market has far more clarity as to how events are likely to unfold. While Asia is still weak and unlikely to recover in the near future, things probably will not get much worse. The situation in Indonesia is still not resolved, but the transfer of power was relatively peaceful (especially when compared to the one in 1965). In Korea, unemployment and bankruptcies may increase, but the new government has a mandate to introduce fundamental changes, which may make the country and its economy stronger over the long term.

More important than these external events, it is now evident that U.S. growth was barely affected by this crisis. Unemployment continues to drop, consumer confidence is at or near all-time highs and GDP growth has continued upward. If the economy was able to withstand all the bad news in October, it is reasonable to assume that May could have a similarly negligible effect. What gives TCW so much confidence is that the stocks in the Fund's portfolio have little or no exposure to problems in Asia and should benefit from conditions here at home. Whatever Asian impact there is has most likely already occurred, yet the Fund's holdings are valued as though they will be severely affected by a situation they have little exposure to. Once this anomaly becomes evident, through continued strong top and bottom line performance, TCW believes that these stocks should appreciate and begin to receive multiples more commensurate with their superior growth rates.

THE PORTFOLIO

TCW continues to hold firm to its long-term strategy of investing in the growth sectors of the U.S. economy. Sector weightings as of May 31, 1998, are consumer (22.2 percent), health-care (11.6 percent), services (31.1 percent) and technology (26.8 percent). Even though financial stocks have had an extended period of expansion, driven mainly by low interest rates and industry consolidation, TCW still believes that poor internal growth rates and low barriers to entry make this an unattractive sector to invest in over the long-term. The Fund's portfolio remains highly concentrated with 44 stocks, holding firm to the belief that the Fund is better off owning only the best ideas within its investable universe.

TCW/DW MID-CAP EQUITY TRUST

Among the Fund's top five holdings are Clear Channel Communications (broadcast media), Yahoo! Inc. (internet), Safeskin Corp. (medical products and supplies), Siebel Systems, Inc. (computer software and services) and Romac International (commercial services).

LOOKING AHEAD

Going forward, TCW will continue to adhere to its investment philosophy of trying to identify high-quality, high-growth companies whose earnings power and growth rates are underestimated by Wall Street consensus. In seeking to accomplish this goal, TCW focuses primarily on the fundamentals of potential portfolio holdings, including companies in emerging industries and those that are fundamentally reshaping their established industries. TCW believes that as long as a company is growing profitably and its fundamentals remain strong, the market will ultimately reward its stock price. Furthermore, TCW does not attempt to time the market but rather remains focused on company-specific investment issues such as pricing flexibility, market share gains and improved efficiencies.

We appreciate your support of TCW/DW Mid-Cap Equity Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW MID-CAP EQUITY TRUST

PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            COMMON STOCKS (99.2%)
            Advertising (3.0%)
 174,275    Outdoor Systems, Inc.*.......  $  5,228,250
                                           ------------

            Biotechnology (0.9%)
  35,400    Biogen, Inc.*................     1,557,600
                                           ------------

            Broadcast Media (12.6%)
 102,400    Cablevision Systems Corp.
             (Class A)*..................     5,670,400
 106,900    Clear Channel Communications,
             Inc.*.......................    10,249,038
  67,000    TCA Cablevision TV, Inc. ....     4,061,875
  92,600    Westwood One, Inc. ..........     2,465,475
                                           ------------
                                             22,446,788
                                           ------------
            Commercial Services (13.6%)
 140,588    Apollo Group, Inc. (Class
             A)*.........................     4,481,227
 124,950    Paychex, Inc. ...............     4,490,391
 137,800    Robert Half International,
             Inc.*.......................     6,976,124
 283,800    Romac International, Inc. ...     7,946,399
                                           ------------
                                             23,894,141
                                           ------------
            Computer Software (1.8%)
 121,100    Cerner Corp.*................     3,088,050
                                           ------------

            Computer Software & Services (13.0%)
  90,200    Avid Technology, Inc.*.......     3,653,100
 183,700    FORE Systems, Inc. ..........     4,006,956
 109,400    National Techteam, Inc.*.....       984,600
 104,400    PeopleSoft, Inc.*............     4,547,925
 343,700    Siebel Systems, Inc.*........     7,819,174
  63,700    VeriSign, Inc.*..............     2,022,475
                                           ------------
                                             23,034,230
                                           ------------
            Consumer Business Services (1.8%)
  63,800    CBT Group PLC (ADR)
             (Ireland)*..................     3,174,050
                                           ------------
            Electronics - Semiconductors/
             Components (5.9%)
  61,600    Altera Corp.*................     2,071,300
 152,100    Maxim Integrated Products,
             Inc.*.......................     5,076,338
  84,600    Xilinx, Inc.*................     3,214,800
                                           ------------
                                             10,362,438
                                           ------------
            Entertainment (1.2%)
  98,600    Mirage Resorts, Inc.*........     2,052,113
                                           ------------

-------------------------------------------------------
NUMBER OF
 SHARES                                       VALUE

            Financial Services (1.9%)
  95,800    Price (T. Rowe) Associates,
             Inc.........................  $  3,388,925
                                           ------------

            Hospital Management (2.7%)
 158,125    Health Management Associates,
             Inc. (Class A)*.............     4,714,102
                                           ------------

            Insurance (1.8%)
  61,800    Hartford Life, Inc. (Class
             A)..........................     3,182,700
                                           ------------

            Internet (9.4%)
  28,700    Amazon.com, Inc.*............     2,518,425
  55,900    At Home Corp. (Series A)*....     1,935,538
 107,000    E*TRADE Group, Inc.*.........     2,313,875
  89,200    Yahoo! Inc.*.................     9,750,675
                                           ------------
                                             16,518,513
                                           ------------
            Medical Products & Supplies (4.9%)
 247,000    Safeskin Corp.*..............     8,645,000
                                           ------------

            Medical Services (1.3%)
 153,800    Coventry Corp.*..............     2,210,875
                                           ------------

            Oil & Gas Drilling (4.0%)
 288,600    Patterson Energy, Inc.*......     3,228,713
 180,000    Precision Drilling Corp.
             (Canada)*...................     3,757,500
                                           ------------
                                              6,986,213
                                           ------------
            Publishing (0.4%)
  40,200    Playboy Enterprises, Inc.
             (Class B)*..................       718,575
                                           ------------

            Real Estate (0.9%)
  49,400    CB Commercial Real Estate
             Services Group, Inc.*.......     1,661,075
                                           ------------

            Recreation (1.3%)
 153,150    Signature Resorts, Inc.*.....     2,373,825
                                           ------------

            Restaurants (2.0%)
  72,400    Starbucks Corp.*.............     3,466,150
                                           ------------

            Retail - Specialty (13.8%)
  99,600    Bed, Bath & Beyond, Inc. ....     4,998,675
 204,000    Best Buy Co., Inc.*..........     6,655,499
 172,600    Just For Feet, Inc.*.........     3,775,625
 264,100    Petsmart, Inc.*..............     2,607,988

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

 262,700    Sunglass Hut International,
             Inc.*.......................  $  3,201,656
 108,000    Talbots, Inc. ...............     3,084,750
                                           ------------
                                             24,324,193
                                           ------------
            Telecommunications Equipment
             (1.0%)
 108,600    Pairgain Technologies,
             Inc.*.......................     1,696,876
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $111,220,257)................   174,724,682
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
 -------
            SHORT-TERM INVESTMENT (0.5%)
            REPURCHASE AGREEMENT
    $842    The Bank of New York 5.50%
             due 06/01/98 (dated
             05/29/98; proceeds $842,473)
             (a) (Identified
             Cost $842,087)..............       842,087
                                           ------------

                                              VALUE
-----------------------------------------------------


TOTAL INVESTMENTS
(Identified Cost $112,062,344)(b)  99.7%  $175,566,769


OTHER ASSETS IN EXCESS
OF LIABILITIES..................    0.3        459,398
                                   ----   ------------


NET ASSETS......................  100.0%  $176,026,167
                                  =====   ============

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $847,710 Government National Mortgage Assoc. 6.50% due 05/15/13 valued at $858,929.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $72,394,794 and the aggregate gross unrealized depreciation is $8,890,369, resulting in net unrealized appreciation of $63,504,425.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $112,062,344).............................  $175,566,769
Receivable for:
    Investments sold........................................       590,908
    Shares of beneficial interest sold......................       259,709
    Dividends...............................................        16,660
Deferred organizational expenses............................        90,676
Prepaid expenses and other assets...........................       110,735
                                                              ------------
    TOTAL ASSETS............................................   176,635,457
                                                              ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............       289,713
    Plan of distribution fee................................       133,242
    Management fee..........................................        93,084
    Investment advisory fee.................................        62,056
Accrued expenses............................................        31,195
                                                              ------------
    TOTAL LIABILITIES.......................................       609,290
                                                              ------------
    NET ASSETS..............................................  $176,026,167
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $133,599,059
Net unrealized appreciation.................................    63,504,425
Net investment loss.........................................    (1,871,618)
Accumulated net realized loss...............................   (19,205,699)
                                                              ------------
    NET ASSETS..............................................  $176,026,167
                                                              ============
CLASS A SHARES:
Net Assets..................................................      $532,661
Shares Outstanding (unlimited authorized, $.01 par value)...        41,596
    NET ASSET VALUE PER SHARE...............................        $12.81
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $13.52
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $175,147,321
Shares Outstanding (unlimited authorized, $.01 par value)...    13,759,167
    NET ASSET VALUE PER SHARE...............................        $12.73
                                                              ============
CLASS C SHARES:
Net Assets..................................................      $334,338
Shares Outstanding (unlimited authorized, $.01 par value)...        26,269
    NET ASSET VALUE PER SHARE...............................        $12.73
                                                              ============
CLASS D SHARES:
Net Assets..................................................       $11,847
Shares Outstanding (unlimited authorized, $.01 par value)...           923
    NET ASSET VALUE PER SHARE...............................        $12.84
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

STATEMENT OF OPERATIONS
For the six months ended May 31, 1998 (unaudited)

NET INVESTMENT INCOME:

INCOME
Dividends................................................... $    80,532
Interest....................................................      23,750
                                                             -----------

    TOTAL INCOME............................................     104,282
                                                             -----------

EXPENSES
Plan of distribution fee (Class A shares)...................         172
Plan of distribution fee (Class B shares)...................     815,049
Plan of distribution fee (Class C shares)...................         655
Management fee..............................................     535,889
Investment advisory fee.....................................     357,259
Transfer agent fees and expenses............................     120,145
Registration fees...........................................      44,503
Professional fees...........................................      29,056
Shareholder reports and notices.............................      22,581
Organizational expenses.....................................      16,471
Trustees' fees and expenses.................................      14,578
Custodian fees..............................................      10,976
Other.......................................................       8,566
                                                             -----------

    TOTAL EXPENSES..........................................   1,975,900
                                                             -----------

    NET INVESTMENT LOSS.....................................  (1,871,618)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................  15,332,849
Net change in unrealized appreciation.......................  14,668,746
                                                             -----------

    NET GAIN................................................  30,001,595
                                                             -----------

NET INCREASE................................................ $28,129,977
                                                             ===========

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE SIX       FOR THE YEAR
                                                     MONTHS ENDED         ENDED
                                                     MAY 31, 1998   NOVEMBER 30, 1997*
--------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss................................  $(1,871,618)      $ (3,891,233)
Net realized gain (loss)...........................   15,332,849        (22,962,571)
Net change in unrealized appreciation..............   14,668,746         23,258,457
                                                     ------------      ------------

    NET INCREASE (DECREASE)........................   28,129,977         (3,595,347)

Net decrease from transactions in shares of
 beneficial interest...............................  (26,667,169)       (27,115,386)
                                                     ------------      ------------

    NET INCREASE (DECREASE)........................    1,462,808        (30,710,733)

NET ASSETS:
Beginning of period................................  174,563,359        205,274,092
                                                     ------------      ------------

    END OF PERIOD
    (Including a net investment loss of
    $1,871,618 and $0, respectively)...............  $176,026,167      $174,563,359
                                                     ============      ============

---------------------
* Class A, Class C and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Mid-Cap Equity Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

Effective June 22, 1998, the following entities have changed their names:

            OLD NAME                                   NEW NAME
---------------------------------  ------------------------------------------------
Dean Witter InterCapital Inc.      Morgan Stanley Dean Witter Advisors Inc.
Dean Witter Distributors Inc.      Morgan Stanley Dean Witter Distributors Inc.
Dean Witter Services Company Inc.  Morgan Stanley Dean Witter Services Company Inc.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc., an affiliate of Morgan Stanley Dean Witter Services Co. Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of approximately $165,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,838,385 at May 31, 1998.

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $412,233 and $43, respectively and received $7,904 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 1998 aggregated $46,375,209 and $75,501,535, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

6. FEDERAL INCOME TAX STATUS

At November 30, 1997, the Fund had a net capital loss carryover of approximately $34,462,000 of which $11,576,000 will be available through November 30, 2004 and $22,886,000 will be available through November 30, 2005 to offset future capital gains to the extent provided by regulations.

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                    MAY 31, 1998                 NOVEMBER 30, 1997*
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................      36,248   $    486,902            6,748   $     74,233
Repurchased.................................................          --             --           (1,400)       (15,778)
                                                              ----------   ------------       ----------   ------------
Net increase - Class A......................................      36,248        486,902            5,348         58,455
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................     566,449      7,307,185        2,893,121     29,335,443
Repurchased.................................................  (2,881,292)   (34,711,692)      (5,621,922)   (56,605,744)
                                                              ----------   ------------       ----------   ------------
Net decrease - Class B......................................  (2,314,843)   (27,404,507)      (2,728,801)   (27,270,301)
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................      19,102        256,804            7,669         86,447
Repurchased.................................................        (502)        (6,368)              --             --
                                                              ----------   ------------       ----------   ------------
Net increase - Class C......................................      18,600        250,436            7,669         86,447
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................          --             --              923         10,013
                                                              ----------   ------------       ----------   ------------
Net decrease in Fund........................................  (2,259,995)  $(26,667,169)      (2,714,861)  $(27,115,386)
                                                              ==========   ============       ==========   ============

---------------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through November 30, 1997.

TCW/DW MID-CAP EQUITY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                           FOR THE PERIOD
                                                               FOR THE SIX          FOR THE YEAR         FEBRUARY 27, 1996*
                                                               MONTHS ENDED             ENDED                 THROUGH
                                                              MAY 31, 1998++    NOVEMBER 30, 1997**++    NOVEMBER 30, 1996
---------------------------------------------------------------------------------------------------------------------------

                                                               (unaudited)
CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................       $10.85               $10.92                  $10.00
                                                                   ------               ------                  ------

Net investment loss.........................................        (0.12)               (0.22)                  (0.13)

Net realized and unrealized gain............................         2.00                 0.15                    1.05
                                                                   ------               ------                  ------

Total from investment operations............................         1.88                (0.07)                   0.92
                                                                   ------               ------                  ------

Net asset value, end of period..............................       $12.73               $10.85                  $10.92
                                                                   ======               ======                  ======

TOTAL INVESTMENT RETURN+....................................        17.33%(1)            (0.64)%                  9.20%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         2.21%(2)             2.29%                   2.28%(2)

Net investment loss.........................................        (2.10)%(2)           (2.16)%                 (1.79)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $175,147             $174,412                $205,274

Portfolio turnover rate.....................................           26%(1)               49%                     25%(1)

Average commission rate paid................................      $0.0597              $0.0569                 $0.0577

---------------------

 *   Commencement of operations.
**   Prior to July 28, 1997, the Fund issued one class of shares.
     All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

                                                                                  FOR THE PERIOD
                                                               FOR THE SIX        JULY 28, 1997*
                                                               MONTHS ENDED           THROUGH
                                                              MAY 31, 1998++    NOVEMBER 30, 1997++
---------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS A SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................      $10.88               $10.85
                                                                  ------               ------
Net investment loss.........................................       (0.09)               (0.06)
Net realized and unrealized gain............................        2.02                 0.09
                                                                  ------               ------
Total from investment operations............................        1.93                 0.03
                                                                  ------               ------
Net asset value, end of period..............................      $12.81               $10.88
                                                                  ======               ======

TOTAL INVESTMENT RETURN+....................................       17.74%(1)             0.28%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.56%(2)             1.55%(2)
Net investment loss.........................................       (1.41)%(2)           (1.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $533                  $58
Portfolio turnover rate.....................................          26%(1)               49%
Average commission rate paid................................     $0.0597              $0.0569

CLASS C SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................      $10.85               $10.85
                                                                  ------               ------
Net investment loss.........................................       (0.13)               (0.08)
Net realized and unrealized gain............................        2.01                 0.08
                                                                  ------               ------
Total from investment operations............................        1.88                   --
                                                                  ------               ------
Net asset value, end of period..............................      $12.73               $10.85
                                                                  ======               ======

TOTAL INVESTMENT RETURN+....................................       17.22%(1)             0.09%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        2.32%(2)             2.32%(2)
Net investment loss.........................................       (2.19)%(2)           (2.22)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $334                  $83
Portfolio turnover rate.....................................          26%(1)               49%
Average commission rate paid................................     $0.0597              $0.0569

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

                                                                                  FOR THE PERIOD
                                                               FOR THE SIX        JULY 28, 1997*
                                                               MONTHS ENDED           THROUGH
                                                              MAY 31, 1998++    NOVEMBER 30, 1997++
---------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................      $10.89               $10.85
                                                                  ------               ------

Net investment loss.........................................       (0.07)               (0.05)

Net realized and unrealized gain............................        2.02                 0.09
                                                                  ------               ------

Total from investment operations............................        1.95                 0.04
                                                                  ------               ------

Net asset value, end of period..............................      $12.84               $10.89
                                                                  ======               ======

TOTAL INVESTMENT RETURN+....................................       17.91%(1)             0.37%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.30%(2)             1.30%(2)

Net investment loss.........................................       (1.18)%(2)           (1.19)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $12                  $10

Portfolio turnover rate.....................................          26%(1)               49%

Average commission rate paid................................     $0.0597              $0.0569

---------------------
 *  The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and General Counsel

Douglas S. Foreman
Vice President

Christopher J. Ainley
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


MANAGER

Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



TCW / DW
MID-CAP
EQUITY TRUST



[PHOTO]



SEMIANNUAL REPORT
MAY 31, 1998